UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)               (Zip code)

Paracorp Incorporated
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Cavalier Funds

SEMI-ANNUAL REPORT
(Unaudited)

November 30, 2017

Cavalier Adaptive Income Fund
Cavalier Dynamic Growth Fund
Cavalier Fundamental Growth Fund
Cavalier Global Opportunities Fund
Cavalier Hedged High Income Fund
Cavalier Multi Strategist Fund
Cavalier Tactical Rotation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the "Funds").  The Funds' shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds' shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds' distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	…..……………………………………………………………………………………..	1
Cavalier Adaptive Income Fund	…………………………………………………………………………………………	3
Cavalier Dynamic Growth Fund	…………………………………………………………………………………………	10
Cavalier Fundamental Growth Fund	…………………………………………………………………………………………	19
Cavalier Global Opportunities Fund	…………………………………………………………………………………………	28
Cavalier Hedged High Income Fund	…………………………………………………………………………………………	34
Cavalier Multi Strategist Fund	…………………………………………………………………………………………	40
Cavalier Tactical Rotation Fund	…………………………………………………………………………………………	47
Notes to Financial Statements	…………………………………………………………………………………………	53
Additional Information	…………………………………………………………………………………………	66

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Investment Advisor Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Derivatives Risk, Futures Risk, Swaps Risk, Risk from Purchasing Options, Risk from Writing Options, Fixed-Income Market Risk, Commodities Risk, Real Estate Risk, Mortgage and Asset-Backed Securities Risk, General Market Risk, Foreign Investment Risk, Currency Risk, Emerging Markets Risk, Depository Receipts Risk, and Micro-Cap Securities Risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2018.

For More Information on Your Cavalier Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholders,
We appreciate the opportunity to present to you the semi-annual report for the period ending November 30, 2017. As 2017 draws to a close, global equity markets continue their strong move higher as the nine-year-old bull market gathers even more strength into 2018. Good old fashion corporate earnings growth has supported the stock market success both in the US and globally through 2017. In addition to strong global corporate profits, the global economic growth continues with tailwinds including easy global monetary policy and softening populist sentiment. In the US, strong corporate earnings and strong economic growth were fueled by fiscal stimulus from lower taxes, and less regulation supporting low unemployment and helping create a period of historically low volatility in the markets. The VIX (CBOE Volatility Index) which measures the equity markets expectations of 30-day volatility has remained at a historically very low level. The VIX Index registered more days below 10 than all its 26 previous years combined. In 2017, investors showed extraordinary indifference to geopolitical events. The S&P 500 index did not experience a drawdown of greater than 3% this year. This extraordinary low volatility occurred despite the delayed US fiscal policy agenda, UKs surprise election results, rising tensions in the Middle East, and North Korea nuclear threats. The markets now enter the tenth year of this bull market that began in 2009 and maintains status as the second longest bull market in history only surpassed by the 1987 to 2000 bull market. The global economy is likely to continue its strong growth rates in 2018, but there are risks to global synchronized economic growth and potential correction in globally equity markets. The market rally may get disrupted by unexpected geopolitical crisis or unexpected tighter global monetary policy. The equity markets are clearly at somewhat high valuations and thus earnings contraction or corporations not meeting earnings expectations would likely increase volatility while risky asset prices fall. History has shown the largest market corrections can occur with high equity valuations combined with expectations for strong earnings growth that may not materialize. In our view it will be prudent to avoid unnecessary risks in 2018 and maintain a disciplined investment philosophy supported with global diversification.
The portfolio construction of our Cavalier Equity and Fixed Income funds adhere to the theory of adaptive correlation and offer a flexible way to off-set short-term market events by gradually, but quickly, reallocating assets to where they will be most effective. Our goal is not to completely avoid downside in a severe bear market, but have portfolios that can mitigate downside volatility.  The Cavalier Dynamic Growth Fund is one example of a long only equity portfolio with an option overlay to hedge downside risk.  The option overlay is designed to protect the downside in sustained bear markets and, as a result, the Fund gives up some upside return through the cost of option premiums.  So, the market environment we had during the period ended November 30, 2017, was a net drag for the option overlay since the markets were not in a bear market.  The ability to adapt to a changing market will be critical because we believe we are entering an era where risk management and the effective use of tactical risk management will serve investors well, and help them meet their goals.
Macro Commentary
As of November 30, the S&P 500 index is up nearly 20% from the beginning of 2017, and on a total return basis, the Barclays U.S. Aggregate Bond index is up around 3.0%. The synchronized global growth story has supported a 'risk on' environment for global equities. In the US, this environment has supported the riskier asset classes within US equites, as the technology sector is up over 35% and growth stocks have outperformed value. The US Large Cap growth category is up over 30% while US Large value is up around 14%. Our view is that value will regain momentum in 2018. The YTD% returns for international developed markets continue to be strong with the MSCI ACWI ex US up about 25% since the beginning of 2017 and with Emerging Markets up almost 30%. In the fixed income markets, the US yield curve flattened in 2017 with three 25 bps rate hikes from the Federal Reserve. High Yield bonds continue to offer steady returns with the recovery of the energy sector and the High Yield index up 7% for the year. REITs impacted by a flattening yield curve and higher short term rates had a modest year up 5%. The commodity sector was mixed with precious metals and oil recovering in 2017 with commodity index returns around 3%. In summary, it has been a strong period for U.S. equities, as accommodative global central banks, strong US corporate earnings, and low global inflation continue to produce an environment for risk on equities.

Summary
Cavalier has designed our suite of products to be suitable for investors seeking the capture of benchmark-like performance in up markets along with the comfort of having a safety net of downside protection built into each Fund offering to reduce asset loss in bear markets. Cavalier Funds are built around the concept that investors can experience benchmark results over a full market cycle, when compared to a static asset allocation, or buy-and- hold investing, with less fear and panic during times of market duress. Our goal at Cavalier is to deliver investment products that systematically and tactically seek to manage risk and downside volatility.
Thank you for the continued opportunity to serve you.
Greg Rutherford	Scott Wetherington
Cavalier Investments, LLC	Cavalier Investments, LLC

(RCCAV0218001)

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
	Principal	Maturity Date	Interest Rate	Value (Note 1)

MORTGAGE-BACKED SECURITIES - 89.12%
Adjustable Rate Mortgage Trust 2004-1	$144,004	1/25/2035	3.487%	$145,040
Alternative Loan Trust 2005-36	52,141	8/25/2035	3.416%	43,843
Alternative Loan Trust 2005-73CB	113,119	1/25/2036	5.500%	111,856
Alternative Loan Trust 2006-28CB	186,126	10/25/2036	6.500%	46,568
Alternative Loan Trust 2006-28CB	963,413	10/25/2036	6.500%	236,828
American Home Mortgage Investment Trust 2004-2	50,168	2/25/2044	2.949%	49,276
Banc of America Funding 2004-3 Trust	70,219	9/25/2019	5.000%	70,315
Banc of America Funding 2004-3 Trust	81,845	10/25/2034	5.750%	84,734
Banc of America Funding 2004-B Trust	84,631	12/20/2034	3.005%	69,263
Banc of America Funding 2006-B Trust	62,596	3/20/2036	3.661%	60,051
Banc of America Funding 2007-7 Trust	640,219	9/25/2037	5.701%	497,993
Banc of America Funding Corp.	66,117	5/20/2032	7.000%	67,439
Banc of America Mortgage 2003-J Trust	127,467	11/25/2033	3.674%	127,838
Banc of America Mortgage 2004-J Trust	396,105	11/25/2034	3.584%	394,285
Bear Stearns ALT-A Trust 2004-11	335,137	11/25/2034	3.818%	320,470
Bear Stearns ARM Trust 2003-7	75,976	10/25/2033	3.000%	73,983
Bear Stearns ARM Trust 2004-1	339,169	4/25/2034	3.623%	338,650
Bear Stearns ARM Trust 2004-8	126,101	11/25/2034	4.413%	113,362
CHL Mortgage Pass-Through Trust 2003-44	103,000	10/25/2033	5.000%	104,918
CHL Mortgage Pass-Through Trust 2006-J2	108,397	4/25/2036	6.000%	100,402
Citigroup Mortgage Loan Trust 2006-AR5	288,309	7/25/2036	3.826%	231,511
Citigroup Mortgage Loan Trust, Inc.	28,721	12/25/2034	3.657%	28,732
Countrywide Asset-Backed Certificates	88,591	8/25/2036	5.794%	88,689
Credit Suisse First Boston Mortgage Securities Corp.	81,760	1/25/2036	6.000%	72,271
Credit Suisse First Boston Mortgage Securities Corp.	159,851	9/25/2033	6.000%	164,958
Credit Suisse First Boston Mortgage Securities Corp.	53,134	9/25/2019	4.500%	53,458
CWABS Asset-Backed Certificates Trust 2006-9	55,872	8/25/2036	4.515%	50,551
CWABS Inc Asset-Backed Certificates Series 2003-BC1	39,732	12/25/2032	5.708%	40,218
Drive Auto Receivables Trust 2016-A	108,458	5/15/2020	3.170%	108,580
First Horizon Alternative Mortgage Securities Trust 2005-AA12	53,544	2/25/2036	3.054%	48,920
First Horizon Alternative Mortgage Securities Trust 2006-AA4	250,165	7/25/2036	3.375%	224,284
First Horizon Mortgage Pass-Through Trust 2004-AR7	307,348	2/25/2035	3.193%	300,112
GSR Mortgage Loan Trust 2004-8F	48,527	9/25/2034	6.013%	48,199
HarborView Mortgage Loan Trust 2004-7	55,805	11/19/2034	3.303%	56,317
HarborView Mortgage Loan Trust 2006-2	38,455	2/25/2036	3.548%	30,021
IndyMac INDA Mortgage Loan Trust 2006-AR2	119,711	9/25/2036	3.649%	115,402
JP Morgan Mortgage Trust 2004-A1	13,513	2/25/2034	3.316%	13,976
Lehman Mortgage Trust 2005-3	24,152	1/25/2036	5.500%	20,416
MASTR Adjustable Rate Mortgages Trust 2003-3	92,126	9/25/2033	3.098%	91,228
MASTR Adjustable Rate Mortgages Trust 2004-10	18,316	10/25/2034	3.455%	17,229
MASTR Alternative Loan Trust 2003-8	12,701	12/25/2033	5.500%	13,148
Mastr Asset Backed Securities Trust 2004-OPT2	163,459	9/25/2034	2.828%	147,558
MASTR Asset Securitization Trust 2004-9	207,967	7/25/2034	5.250%	205,120
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B	184,028	5/25/2029	3.728%	164,661
			(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
	Principal	Maturity Date	Interest Rate	Value (Note 1)

MORTGAGE-BACK SECURITIES-Continued

Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1	$74,470	2/25/2034	3.369%	$71,251
Oakwood Mortgage Investors, Inc.	159,631	3/15/2032	1.500%	149,009
PHH Mortgage Trust Series 2008-CIM2	242,141	7/25/2038	3.487%	236,827
RALI Series 2005-QS17 Trust	124,195	12/25/2035	6.000%	120,579
RBSGC Mortgage Loan Trust 2007-B	17,243	1/25/2037	5.497%	16,729
UCFC Home Equity Loan Trust 1998-D	193,146	4/15/2030	7.750%	185,940
WaMu Mortgage Pass-Through Certificates Series 2003-AR4
Trust	67,319	5/25/2033	2.834%	67,891
WaMu Mortgage Pass-Through Certificates Series 2006-AR10
Trust	56,653	8/25/2046	3.274%	54,670
Washington Mutual Mortgage Pass-Through Certificates WMALT
Series 2007-HY1 Trust	25,998	2/25/2037	1.418%	18,042
Wells Fargo Mortgage Backed Securities 2003-K Trust	10,642	11/25/2033	3.567%	10,979

Total Mortgage-Backed Securities (Cost $6,372,986)				6,324,590

PREFERRED STOCK - 7.05%	Shares
Preferred Apartment Communities, Inc.	500			500,000

Total Preferred Stock (Cost $500,000)				500,000

SHORT-TERM INVESTMENT - 4.36%
§ Fidelity Investments Money Market Government Portfolio -	Shares
Institutional Class, 1.09%	309,751			309,751

Total Short-Term Investment (Cost $309,751)				309,751

Total Value of Investments (Cost $7,182,737) - 100.53%				$7,134,341

Liabilities in Excess of Other Assets - (0.53)%				(37,346)

Net Assets - 100.00%				$7,096,995

§ Represents 7 day effective yield

	Summary of Investments

		% of Net Assets	Value
	Closed-End Funds	89.12%	$6,324,590
	Exchange-Traded Products	7.05%	500,000
	Short-Term Investment	4.36%	309,751
	Other Assets Less Liabilities	-0.53%	(37,346)
	Total Net Assets	100.00%	$7,096,995

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2017

Assets:
Investments, at value (cost $7,182,737)	$7,134,341
Receivables:
Investments sold	5,441
Fund shares sold	240
Dividends and interest	29,384
Due from Advisor	28,065
Prepaid expenses:
Registration and filing expenses	20,842
Compliance fees	3,444
Fund accounting fees	2,705
Professional fees	2,222
Custody fees	905
Security pricing fees	325
Insurance fees	90

Total assets	7,228,004

Liabilities:
Due to custodian	4,010
Payables:
Investments purchased	109,818
Fund shares repurchased	8,750
Accrued expenses:
Transfer agent fees	2,545
Distribution and service fees - Class C Shares	1,821
Shareholder fulfillment fees	1,799
Trustee fees and meeting expenses	1,290
Other operating expenses	903
Administration fees	73

Total liabilities	131,009

Total Net Assets	$7,096,995

Net Assets Consist of:
Paid in capital	$7,328,756
Accumulated net investment loss	(13,524)
Accumulated net realized loss on investments	(169,841)
Net unrealized depreciation on investments	(48,396)

Total Net Assets	$7,096,995

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	471,318
Net Assets	$4,809,499
Net Asset Value, Offering Price and Redemption Price Per Share	$10.20

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	232,455
Net Assets	$2,287,496
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.84

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2017

Investment Income:
Dividends	$34,406
Interest	159,869

Total Investment Income	194,275

Expenses:
Advisory fees (note 2)	34,834
Fund accounting fees (note 2)	16,893
Transfer agent fees (note 2)	16,545
Registration and filing expenses	14,233
Professional fees	12,698
Administration fees (note 2)	12,033
Distribution and service fees - Class C Shares (note 3)	11,511
Shareholder fulfillment fees	6,772
Trustee fees and meeting expenses	4,011
Custody fees (note 2)	2,304
Compliance fees	2,006
Other operating expenses	1,187
Security pricing fees	853
Insurance fees	815

Total Expenses	136,694

Fees waived and reimbursed by Advisor (note 2)	(79,917)

Net Expenses	56,777

Net Investment Income	137,498

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	21,973
Net change in unrealized depreciation on investments	(155,814)

Net Realized and Unrealized Loss on Investments	(133,841)

Net Increase in Net Assets Resulting from Operations	$3,657

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2017	(a)	2017

Operations:
Net investment income			$137,498		$236,866
Net realized gain from investment transactions			21,973		393,578
Net realized gain from underlying funds			-		1,157
Net change in unrealized depreciation on investments			(155,814)		(66,415)

Net Increase in Net Assets Resulting from Operations			3,657		565,186

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(106,195)		(183,339)
Class C Shares			(44,827)		(55,795)

Decrease in Net Assets Resulting from Distributions			(151,022)		(239,134)

Beneficial Interest Transactions:
Shares sold			1,029,382		1,578,382
Reinvested dividends and distributions			149,828		236,830
Shares repurchased			(636,014)		(3,925,408)
Increase (Decrease) from Beneficial Interest Transactions			543,196		(2,110,196)

Net Increase (Decrease) in Net Assets			395,831		(1,784,144)

Net Assets:
Beginning of Period			6,701,164		8,485,308
End of Period			$7,096,995		$6,701,164

Accumulated Net Investment Loss			$(13,524)		$-
	Period Ended		Year Ended
Share Information:	November 30, 2017 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	74,528	$765,982	59,686		$609,864
Reinvested dividends and distributions	10,318	105,961	17,834		182,579
Shares repurchased	(45,132)	(463,753)	(353,628)		(3,617,139)
Net Decrease in Shares of
Beneficial Interest	39,714	$408,190	(276,108)		$(2,824,696)

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	26,559	$263,400	97,493		$968,518
Reinvested dividends and distributions	4,429	43,867	5,458		54,251
Shares repurchased	(17,381)	(172,261)	(31,198)		(308,269)
Net Increase in Shares of
Beneficial Interest	13,607	$135,006	71,753		$714,500

(a) Unaudited.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(i)	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$10.42		$9.98	$9.98		$10.15		$10.19

Income (Loss) from Investment Operations
Net investment income (c)	0.48		0.38	0.10		0.17		0.17
Net realized and unrealized gain (loss) on
investments	(0.47)		0.46	(0.00)	(g)(h)	(0.17)		(0.05)

Total from Investment Operations	0.01		0.84	0.10		-		0.12

Less Distributions:
From net investment income	(0.23)		(0.40)	(0.10)		(0.16)		(0.16)
From net realized gains	-		-	-		(0.01)		-

Total Distributions	(0.23)		(0.40)	(0.10)		(0.17)		(0.16)

Net Asset Value, End of Period	$10.20		$10.42	$9.98		$9.98		$10.15

Total Return (a)	0.14%	(k)	8.54%	1.02%		(0.04)%		1.25%

Net Assets, End of Period (in thousands)	$4,809		$4,498	$7,063		$19,813		$9,280

Ratios of:
Gross Expenses to Average Net Assets (b)	3.55%	(j)	3.90%	2.04%		1.72%		0.70%
Net Expenses to Average Net Assets (b)	1.25%	(j)	1.29%	0.94%	(f)	0.88%	(e)	0.70%
Net Investment Income to Average
Net Assets (d)	5.00%	(j)	3.68%	0.98%	(f)	1.72%	(e)	1.73%

Portfolio turnover rate	88.89%	(k)	110.84%	246.74%		106.26%		127.64%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.
(h)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(i) Unaudited.
(j) Annualized.
(k) Not annualized.

See Notes to Financial Statements								(Continued)

Cavalier Adaptive Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(h)	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$10.07		$9.67	$9.70		$9.87		$9.91

Income (Loss) from Investment Operations
Net investment income (loss) (c)	0.39		0.29	(0.01)		0.08		0.07
Net realized and unrealized gain (loss) on
investments	(0.42)		0.42	0.01	(g)	(0.17)		(0.04)

Total from Investment Operations	(0.03)		0.71	(0.00)		(0.09)		0.03

Less Distributions:
From net investment income	(0.20)		(0.31)	(0.03)		(0.07)		(0.07)
From net realized gains	-		-	-		(0.01)		-

Total Distributions	(0.20)		(0.31)	(0.03)		(0.08)		(0.07)

Net Asset Value, End of Period	$9.84		$10.07	$9.67		$9.70		$9.87

Total Return (a)	(0.35)%	(j)	7.46%	0.05%		(0.97)%		0.29%

Net Assets, End of Period (in thousands)	$2,287		$2,204	$1,422		$756		$818

Ratios of:
Gross Expenses to Average Net Assets (b)	4.55%	(i)	5.27%	3.17%		2.72%		1.70%
Net Expenses to Average Net Assets (b)	2.25%	(i)	2.28%	2.12%	(f)	1.88%	(e)	1.70%
Net Investment Income (Loss) to Average
Net Assets (d)	3.98%	(i)	2.96%	(0.14)%	(f)	0.79%	(e)	0.73%

Portfolio turnover rate	88.89%	(j)	110.84%	246.74%		106.26%		127.64%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(h) Unaudited.
(i) Annualized.
(j) Not annualized.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 61.98%

Consumer Discretionary - 12.18%
	adidas AG	2,335	$243,867
	Carnival Corp.	3,124	205,059
	Fast Retailing Co. Ltd.	5,727	222,872
*	IMAX Corp.	7,814	198,476
μ	Luxottica Group SpA	4,826	280,101
	PulteGroup, Inc.	18,093	617,514
	The Children's Place, Inc.	1,985	263,807
	Toll Brothers, Inc.	11,136	560,475
			2,592,171
Consumer Staples - 1.74%
	Sysco Corp.	6,424	370,858

Energy - 3.53%
	Chevron Corp.	1,279	152,188
	Exxon Mobil Corp.	1,795	149,506
	Noble Energy, Inc.	5,865	154,250
	Phillips 66	1,586	154,730
	Schlumberger Ltd.	2,258	141,915
			752,589
Financials - 11.26%
	Aflac, Inc.	1,790	156,876
	Aon PLC	1,070	150,035
*	Berkshire Hathaway, Inc.	1,642	316,922
	BlackRock, Inc.	317	158,877
	Chubb Ltd.	2,175	330,839
	Marsh & McLennan Cos., Inc.	1,819	152,669
	MSCI, Inc.	2,807	361,261
	The Bank of New York Mellon Corp.	4,830	264,394
	The Charles Schwab Corp.	3,398	165,788
	The Goldman Sachs Group, Inc.	1,372	339,762
			2,397,424
Health Care - 5.72%
	Allergan PLC	1,457	253,270
	AmerisourceBergen Corp.	3,350	284,147
*	ICON PLC	3,574	417,479
	IQVIA Holdings, Inc.	2,573	262,472
			1,217,368
Industrials - 1.63%
*	AerCap Holdings NV	6,667	346,484

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017
				Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - 21.96%
	Accenture PLC			1,045	$154,670
*	Alibaba Group Holding Ltd.			2,732	483,783
*	Alphabet, Inc.			368	381,311
	Apple, Inc.			1,962	337,170
	Applied Materials, Inc.			9,078	479,046
	Broadcom Ltd.			1,244	345,757
*	Check Point Software Technologies Ltd.			4,060	423,417
*	Facebook, Inc.			2,941	521,086
	International Business Machines Corp.			991	152,584
	Mastercard, Inc.			1,000	150,470
	Microsoft Corp.			1,780	149,823
	NetEase, Inc.			836	274,802
*	Qorvo, Inc.			4,216	322,861
	Visa, Inc.			4,415	497,085
					4,673,865
Real Estate - 1.32%
	Realogy Holdings Corp.			10,057	280,691

Telecommunication Services - 2.64%
	KDDI Corp.			24,930	353,383
	SoftBank Group Corp.			4,929	209,236
					562,619

	Total Common Stocks (Cost $11,846,430)				13,194,068

		Number of		Expiration
CALL OPTIONS PURCHASED - 0.23%		Contracts (b)	Exercise Price	Date
*	CBOE Volatility Index	3,262	$23.00	12/20/2017	32,620
*	SPDR S&P 500 ETF Trust	977	271.00	12/15/2017	16,609

	Total Call Options Purchased (Cost $123,883)				49,229

		Number of		Expiration
PUT OPTIONS PURCHASED - 0.60%		Contracts (b)	Exercise Price	Date
*	iShares MSCI Emerging Markets	228	$44.00	3/16/2018	26,106
*	iShares MSCI EAFE Index	606	66.00	3/16/2018	44,844
*	SPDR S&P 500 ETF Trust	389	243.00	12/15/2017	17,700
*	SPDR S&P 500 ETF Trust	205	256.00	3/16/2018	40,078

	Total Put Options Purchased (Cost $280,927)				128,727

EXCHANGE-TRADED PRODUCTS - 34.51%				Shares
	SPDR S&P 500 ETF Trust (a)			13,741	3,641,502
	Vanguard FTSE Developed Markets ETF (a)			66,137	2,947,065
	Vanguard FTSE Emerging Markets ETF (a)			17,010	756,605

	Total Exchange-Traded Products (Cost $7,096,305)				7,345,172

					(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017
			Shares	Value (Note 1)

LIMITED PARTNERSHIP - 1.88%
	The Blackstone Group LP		12,586	$399,228

	Total Limited Partnership (Cost $409,117)			399,228

SHORT-TERM INVESTMENT - 4.74%
§	Fidelity Investments Money Market Government Portfolio -
	Institutional Class, 1.09%		1,009,689	1,009,689

	Total Short-Term Investment (Cost $1,009,689)			1,009,689

Total Value of Investments (Cost $20,766,350) - 103.94%				22,126,113

Options Written (Premiums Received $423,828) - (2.23)%				(475,219)

Liabilities in Excess of Other Assets - (1.71)%				(363,698)

Net Assets - 100.00%				$21,287,196

*	Non-income producing investment
μ	American Depositary Receipt

(a)	All or a portion of this security is held as collateral for options written.
(b)	Each contract is equivalent to 100 shares of underlying common stock.

The following acronyms and abbreviations are used in this portfolio:
NV - Netherlands security
PLC - Public Limited Company

	Summary of Investments by Sector

	Sector	% of Net Assets	Value
	Consumer Discretionary	12.18%	$2,592,171
	Consumer Staples	1.74%	370,858
	Energy	3.53%	752,589
	Financials	11.26%	2,397,424
	Health Care	5.72%	1,217,368
	Industrials	1.63%	346,484
	Information Technology	21.96%	4,673,865
	Real Estate	1.32%	280,691
	Telecommunication Services	2.64%	562,619
	Call Options Purchased	0.23%	49,229
	Put Options Purchased	0.60%	128,727
	Exchange-Traded Product	34.51%	7,345,172
	Limited Partnership	1.88%	399,228
	Short-Term Investment	4.74%	1,009,689
	Call Options Written	-2.23%	(475,219)
	Liabilities in Excess of Other Assets	-1.71%	(363,698)
	Total Net Assets	100.00%	$21,287,196

				(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued

As of November 30, 2017
	Number of Contracts (b)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 2.23%
* CBOE Volatility Index	2,005	$13.00	12/20/2017	$125,313
* SPDR S&P 500 ETF Trust	389	256.00	12/15/2017	349,906

Total Call Options Written (Premiums Received $423,828)				475,219

Total Options Written (Premiums Received $423,828)				475,219

Cavalier Dynamic Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2017

Assets:
Investments, at value (cost $20,766,350)	$22,126,113
Due from Custodian	5,075
Receivables:
Fund shares sold	41,048
Due From Advisor	4,409
Dividends and interest	13,740
Prepaid expenses:
Registration and filing expenses	22,052
Fund accounting fees	2,703
Compliance fees	491
Insurance fees	157
Security pricing fees	90
Administration fees	30

Total assets	22,215,909

Liabilities:
Options written, at value (premiums received $423,828)	475,219
Due to Broker	433,600
Payables:
Fund shares repurchased	73
Accrued expenses:
Professional fees	5,524
Interest expense	4,621
Fund accounting fees	2,982
Transfer agent fees	2,545
Trustee fees and meeting expenses	1,290
Custody fees	1,143
Distribution and service fees - Class C Shares	1,032
Other operating expenses	683

Total liabilities	928,712

Total Net Assets	$21,287,196

Net Assets Consist of:
Paid in capital	$19,527,643
Accumulated net investment loss	(32,618)
Accumulated net realized gain on investments	483,799
Net unrealized appreciation on investments	1,308,372

Total Net Assets	$21,287,196

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,818,633
Net Assets	$20,264,841
Net Asset Value, Offering Price and Redemption Price Per Share	$11.14

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	97,716
Net Assets	$1,022,355
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.46

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2017

Investment Income:
Dividends (net of foreign tax withheld of $345)	$67,022
Interest	1,938

Total Investment Income	68,960

Expenses:
Advisory fees (note 2)	63,941
Fund accounting fees (note 2)	17,158
Transfer agent fees (note 2)	16,545
Interest expense	15,418
Registration and filing expenses	13,288
Professional fees	12,698
Administration fees (note 2)	12,033
Shareholder fulfillment fees	9,079
Compliance fees (note 2)	7,020
Distribution and service fees - Class C Shares (note 3)	4,733
Custody fees (note 2)	4,107
Trustee fees and meeting expenses	4,011
Security pricing fees	2,256
Other operating expenses	1,145
Insurance fees	897

Total Expenses	184,329

Fees waived and reimbursed by Advisor (note 2)	(82,751)

Net Expenses	101,578

Net Investment Loss	(32,618)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	(724,474)
Options written	287,859
Total realized loss	(436,615)

Net change in unrealized appreciation (depreciation) on:
Investments	1,361,107
Options written	(388,849)
Total net change in unrealized appreciation	972,258

Net Realized and Unrealized Gain on Investments	535,643

Net Increase in Net Assets Resulting from Operations	$503,025

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2017	(a)	2017

Operations:
Net investment loss			$(32,618)		$(27,547)
Net realized gain (loss) from investment transactions and options written			(436,615)		1,140,324
Net change in unrealized appreciation on investments and
options written			972,258		136,889
Net Increase in Net Assets Resulting from Operations			503,025		1,249,666

Distributions to Shareholders From:
Net realized gains
Institutional Class Shares			-		(509,409)
Class C Shares			-		(65,174)
Decrease in Net Assets Resulting from Distributions			-		(574,583)

Beneficial Interest Transactions:
Shares sold			14,414,057		753,413
Reinvested dividends and distributions			-		567,467
Shares repurchased			(948,539)		(6,487,245)
Increase (Decrease) from Beneficial Interest Transactions			13,465,518		(5,166,365)

Net Increase (Decrease) in Net Assets			13,968,543		(4,491,282)

Net Assets:
Beginning of Period			7,318,653		11,809,935
End of Period			$21,287,196		$7,318,653

Accumulated Net Investment Loss			$(32,618)		$-

	Period Ended		Year Ended
Share Information:	November 30, 2017 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,302,327	$14,269,914	68,630		$708,322
Reinvested dividends and distributions	-	-	52,486		502,292
Shares repurchased	(83,125)	(908,228)	(614,025)		(6,221,940)
Net Increase (Decrease) in Shares
of Beneficial Interest	1,219,202	$13,361,686	(492,909)		$(5,011,326)

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	14,006	$144,143	4,731		$45,091
Reinvested dividends and distributions	-	-	7,178		65,175
Shares repurchased	(3,925)	(40,311)	(27,399)		(265,305)
Net Increase (Decrease) in Shares
of Beneficial Interest	10,081	$103,832	(15,490)		$(155,039)

(a) Unaudited.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(i)	2017	2016		2015	2014

Net Asset Value, Beginning of Period	$10.73		$9.92	$12.92		$12.15	$11.55

Income (Loss) from Investment Operations
Net investment income (loss)(d)	(0.02)		(0.02)	(0.02)		(0.06)	0.11
Net realized and unrealized gain (loss) on
investments and options written	0.43		1.57	(0.93)		1.88	1.08

Total from Investment Operations	0.41		1.55	(0.95)		1.82	1.19

Less Distributions from:
Net investment income	-		-	-		(0.11)	(0.13)
Net realized gains	-		(0.74)	(2.05)		(0.94)	(0.46)

Total Distributions	-		(0.74)	(2.05)		(1.05)	(0.59)

Net Asset Value, End of Period	$11.14		$10.73	$9.92		$12.92	$12.15

Total Return (a)	3.72%	(g)	16.50%	(7.71)%		16.26%	10.44%

Net Assets, End of Period (in thousands)	$20,265		$6,431	$10,831		$19,722	$23,879

Ratios of:
Interest Expense to Average Net Assets	0.31%		0.05%	-		-	-
Gross Expenses to Average Net Assets (b)	2.90%	(f)	3.61%	1.85%	(e)	1.27%	0.70%
Net Expenses to Average Net Assets (b)	1.56%	(f)	1.43%	1.37%	(e)	1.27%	0.70%
Net Expenses to Average Net Assets (b)(h)	1.25%	(f)	1.38%	1.37%	(e)	1.27%	0.70%
Net Investment Income (Loss) to Average
Net Assets (c)	(0.44)%	(f)	(0.21)%	(0.14)%		(0.47)%	0.91%

Portfolio turnover rate	24.35%	(g)	159.52%	312.56%		259.65%	425.39%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Annualized.
(g) Not annualized.
(h) Excluding interest expense.
(i) Unaudited.
See Notes to Financial Statements							(Continued)

Cavalier Dynamic Growth Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(i)	2017	2016		2015	2014

Net Asset Value, Beginning of Period	$10.13		$9.49	$12.57		$11.97	$11.48

Income (Loss) from Investment Operations
Net investment loss (d)	(0.08)		(0.13)	(0.11)		(0.18)	(0.01)
Net realized and unrealized gain (loss)
on investments and options written	0.41		1.51	(0.92)		1.83	1.09

Total from Investment Operations	0.33		1.38	(1.03)		1.65	1.08

Less Distributions from:
Net investment income	-		-	-		(0.11)	(0.13)
Net realized gains	-		(0.74)	(2.05)		(0.94)	(0.46)

Total Distributions	-		(0.74)	(2.05)		(1.05)	(0.59)

Net Asset Value, End of Period	$10.46		$10.13	$9.49		$12.57	$11.97

Total Return (a)	3.25%	(g)	15.42%	(8.64)%		15.04%	9.53%

Net Assets, End of Period (in thousands)	$1,022		$887	$979		$1,208	$1,122

Ratios of:
Interest Expense to Average Net Assets	0.38%		0.05%	-		-	-
Gross Expenses to Average Net Assets (b)	3.97%	(f)	4.82%	2.95%	(e)	2.27%	1.70%
Net Expenses to Average Net Assets (b)	2.63%	(f)	2.43%	2.40%	(e)	2.27%	1.70%
Net Expenses to Average Net Assets (b)(h)	2.25%	(f)	2.38%	2.40%	(e)	2.27%	1.70%
Net Investment Loss to Average
Net Assets (c)	(1.51)%	(f)	(1.32)%	(1.02)%		(1.50)%	(0.09)%

Portfolio turnover rate	24.35%	(g)	159.52%	312.56%		259.65%	425.39%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Annualized.
(g) Not annualized.
(h) Excluding interest expense.
(i) Unaudited.
See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 96.14%

Consumer Discretionary - 11.03%
	China Lodging Group Ltd.	10,500	$1,120,455
	Ferrari NV	11,400	1,238,040
*	Fox Factory Holding Corp.	11,500	448,500
*	JD.com, Inc.	27,850	1,042,983
*	Malibu Boats, Inc.	10,044	313,975
*	Netflix, Inc.	2,000	375,160
	Nutrisystem, Inc.	30,100	1,527,575
*	NVR, Inc.	305	1,059,875
	Polaris Industries, Inc.	3,500	444,535
	Sony Corp.	9,300	435,240
	TAL Education Group	46,900	1,307,572
			9,313,910
Consumer Staples - 0.85%
μ	Cia Cervecerias Unidas SA	11,000	280,280
*	Pilgrim's Pride Corp.	12,000	440,040
			720,320
Energy - 1.03%
*	Centennial Resource Development, Inc.	22,000	446,380
μ	Ecopetrol SA	36,500	423,400
			869,780
Financials - 3.97%
	Arbor Realty Trust, Inc.	37,400	320,892
	Moelis & Co.	22,209	1,063,811
	New Residential Investment Corp.	33,200	587,308
	NMI Holdings, Inc.	27,900	475,695
	Yirendai Ltd.	22,600	900,836
			3,348,542
Health Care - 12.40%
*	ABIOMED, Inc.	2,100	409,164
*	Align Technology, Inc.	5,000	1,304,400
	Baxter International, Inc.	23,300	1,526,849
*	Corcept Therapeutics, Inc.	76,000	1,363,440
	Enzymotec Ltd.	22,000	259,600
*	Exelixis, Inc.	43,300	1,172,564
*	IDEXX Laboratories, Inc.	3,000	469,230
*	Intuitive Surgical, Inc.	3,105	1,241,317
*	Mettler-Toledo International, Inc.	1,600	1,006,736
*	RadNet, Inc.	72,500	761,250
	Veeva Systems, Inc.	15,800	951,160
			10,465,710

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 4.93%
*μ	51job, Inc.	23,050	$1,325,375
	Caterpillar,Inc.	3,000	423,450
	CSX Corp.	25,800	1,438,350
*	Pointer Telocation Ltd.	16,800	302,491
*	Sterling Construction Co., Inc.	22,000	377,300
*	Twin Disc, Inc.	10,500	295,050
			4,162,016
Information Technology - 48.29%
*	Advanced Energy Industries, Inc.	13,100	982,107
*	Alibaba Group Holding Ltd.	4,100	726,028
*	Appfolio, Inc.	12,300	530,745
	Applied Materials Inc	41,700	2,200,509
*	Arista Networks, Inc.	8,400	1,958,208
	ASML Holding NV	4,425	776,676
	Autohome, Inc.	11,800	653,366
*	Axcelis Technologies, Inc.	37,300	1,193,600
*	Baidu, Inc.	3,800	906,604
	Broadcom Ltd.	5,500	1,528,670
*	Check Point Software Technologies Ltd.	3,400	354,586
	Cognex Corp.	14,200	1,967,694
*	Coherent, Inc.	1,300	379,548
	Cohu, Inc.	22,100	502,996
*	Daqo New Energy Corp.	8,700	474,846
*	Extreme Networks, Inc.	78,000	1,002,300
*	InterXion Holding NV	7,300	421,429
*	inTEST Corp.	24,700	214,890
*	IPG Photonics Corp.	10,800	2,472,984
*	KEMET Corp.	77,500	1,195,050
	Lam Research Corp.	2,200	423,126
*	LightPath Technologies, Inc.	81,000	202,500
*	Micron Technology, Inc.	38,700	1,640,493
	MKS Instruments, Inc.	2,500	235,750
*	Momo, Inc.	51,100	1,226,400
	NVIDIA Corp.	19,000	3,813,490
*	ON Semiconductor Corp.	21,700	435,736
*	Paycom Software, Inc.	5,200	426,400
	PayPal Holdings, Inc.	14,000	1,060,220
*	Rogers Corp.	4,500	724,950
	STMicroelectronics NV	71,200	1,610,544
*	Take-Two Interactive Software, Inc.	6,700	747,385
	Texas Instruments, Inc.	3,900	379,431
*	Ultra Clean Holdings, Inc.	76,200	1,598,676
	Universal Display Corp.	5,500	995,500
*	Vmware, Inc.	4,700	564,517

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of November 30, 2017
Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
*	Weibo Corp.	35,040	$3,803,942
Western Digital Corp.	5,600	441,616
40,773,512
Materials - 11.44%
*	Alcoa Corp.	23,600	979,636
Avery Dennison Corp.	11,800	1,346,380
Boise Cascade Co.	11,000	423,500
Kronos Worldwide, Inc.	18,500	516,335
Packaging Corp of America	17,800	2,111,080
μ	Sociedad Quimica y Minera de Chile SA	32,500	1,765,400
*	Taseko Mines Ltd.	142,000	295,360
Teck Resources Ltd.	26,000	597,480
The Chemours Co.	23,200	1,192,480
Westlake Chemical Corp.	4,400	430,892
9,658,543
Real Estate - 2.20%
CareTrust REIT, Inc.	12,500	227,750
Rexford Industrial Realty, Inc.	45,200	1,417,924
Terreno Realty Corp.	5,700	214,320
1,859,994

Total Common Stocks (Cost $65,402,596)	81,172,327

LIMITED PARTNERSHIPS - 1.82%
Brookfield Infrastructure Partners LP	16,500	706,860
Enviva Partners LP	14,500	403,825
The Carlyle Group LP	21,300	428,130

Total Limited Partnerships (Cost $1,524,413)	1,538,815

SHORT-TERM INVESTMENT - 2.36%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.09%	1,987,549	1,987,549

Total Short-Term Investment (Cost $1,987,549)	1,987,549

Total Value of Investments (Cost $68,914,558) - 100.32%	$84,698,691

Liabilities in Excess of Other Assets - (0.32)%	(270,090)

Net Assets - 100.00%	$84,428,601

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronym or abbreviation is used in this portfolio:
	NV - Netherlands Security

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	11.03%	$9,313,910
	Consumer Staples	0.85%	720,320
	Energy	1.03%	869,780
	Financials	3.97%	3,348,542
	Health Care	12.40%	10,465,710
	Industrials	4.93%	4,162,016
	Information Technology	48.29%	40,773,512
	Materials	11.44%	9,658,543
	Real Estate	2.20%	1,859,994
	Limited Partnerships	1.82%	1,538,815
	Short-Term Investment	2.36%	1,987,549
	Other Assets Less Liabilities	-0.32%	(270,090)
	Total Net Assets	100.00%	$84,428,601

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2017

Assets:
Investments, at value (cost $68,914,558)	$84,698,691
Receivables:
Investments sold	7,178
Fund shares sold	122,300
Dividends and interest	28,769
Prepaid expenses:
Registration and filing expenses	27,061
Fund accounting fees	2,690
Insurance fees	1,540
Security pricing fees	949
Compliance fees	192
Custody fees	101

Total assets	84,889,471

Liabilities:
Payables:
Investments purchased	399,628
Fund shares repurchased	7,642
Accrued expenses:
Advisory fees	40,662
Professional fees	5,524
Transfer agent fees	2,545
Distribution and service fees - Class C Shares	1,891
Trustee fees and meeting expenses	1,290
Other operating expenses	904
Administration fees	730
Shareholder fulfillment fees	54

Total liabilities	460,870

Total Net Assets	$84,428,601

Net Assets Consist of:
Paid in capital	$66,349,387
Accumulated net investment loss	(156,573)
Undistributed net realized gain on investments	2,451,654
Net unrealized appreciation on investments	15,784,133

Total Net Assets	$84,428,601

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	5,245,005
Net Assets	$81,831,262
Net Asset Value, Offering Price and Redemption Price Per Share	$15.60

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	171,307
Net Assets	$2,597,339
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$15.16

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2017

Investment Income:
Dividends (net of withholding taxes of $5,315)	$269,772

Total Investment Income	269,773

Expenses:
Advisory fees (note 2)	361,770
Administration fees (note 2)	36,177
Fund accounting fees (note 2)	20,163
Transfer agent fees (note 2)	16,545
Registration and filing expenses	14,141
Professional fees	14,072
Shareholder fulfillment fees	13,306
Distribution and service fees - Class C Shares (note 3)	12,109
Custody and banking fees (note 2)	10,546
Compliance fees (note 2)	4,513
Trustee fees and meeting expenses	4,011
Security pricing fees	3,510
Insurance fees	2,055
Other operating expenses	1,187

Total Expenses	514,105

Advisory fees waived (note 2)	(48,778)

Net Expenses	465,327

Net Investment Loss	(195,555)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	4,717,125
Net change in unrealized appreciation on investments	4,291,539

Net Realized and Unrealized Gain on Investments	9,008,664

Net Increase in Net Assets Resulting from Operations	$8,813,109

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2017	(a)	2017

Operations:
Net investment income (loss)			$(195,555)		$119,304
Net realized gain from investment transactions			4,717,125		1,768,352
Net change in unrealized appreciation on investments			4,291,539		8,024,670

Net Increase (Decrease) in Net Assets Resulting from Operations			8,813,109		9,912,326

Distributions to Shareholders From:
Net Investment income
Institutional Class Shares			-		(73,709)
Class C Shares			-		(6,614)

Decrease in Net Assets Resulting from Distributions			-		(80,323)

Beneficial Interest Transactions:
Shares sold			25,064,301		30,586,438
Reinvested dividends and distributions			-		70,120
Shares repurchased			(15,013,797)		(27,958,966)

Increase from Beneficial Interest Transactions			10,050,504		2,697,592

Net Increase in Net Assets			18,863,613		12,529,595

Net Assets:
Beginning of Period			65,564,988		53,035,393
End of Period			$84,428,601		$65,564,988

Accumulated Net Investment Income (Loss)			$(156,573)		$38,981

	Period Ended		Year Ended
Share Information:	November 30, 2017 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,639,778	$24,681,132	2,488,601		$30,265,015
Reinvested dividends and distributions	-	-	5,355		63,507
Shares repurchased	(1,005,590)	(14,503,197)	(1,808,777)		(21,986,248)
Net Increase (Decrease) in Shares of
Beneficial Interest	634,188	$10,177,935	685,179		$8,342,274

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	26,588	$383,169	26,999		$321,423
Reinvested dividends and distributions	-	-	569		6,613
Shares repurchased	(36,411)	(510,600)	(510,326)		(5,972,718)
Net Increase (Decrease) in Shares of
Beneficial Interest	(9,823)	$(127,431)	(482,758)		$(5,644,682)

(a) Unaudited.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2017	(h)	2017	2016		2015	2014	(f)

Net Asset Value, Beginning of Period	$13.69		$11.58	$12.77		$11.09	$10.00

Income (Loss) from Investment Operations
Net investment income (loss) (e)	(0.04)		0.03	0.01		0.03	(0.04)
Net realized and unrealized gain (loss) on
investments	1.95		2.10	(1.19)		1.65	1.13

Total from Investment Operations	1.91		2.13	(1.18)		1.68	1.09

Less Distributions from:
Net investment income	-		(0.02)	(0.01)		-	-

Total Distributions	-		(0.02)	(0.01)		-	-

Net Asset Value, End of Period	$15.60		$13.69	$11.58		$12.77	$11.09

Total Return (c)	13.95%	(b)	18.42%	(9.21)%		15.15%	10.90%	(b)

Net Assets, End of Period (in thousands)	$81,831		$63,142	$45,453		$53,713	$18,202

Ratios of:
Gross Expenses to Average Net Assets	1.52%	(a)	1.55%	1.51%		1.55%	1.25%	(a)
Net Expenses to Average Net Assets	1.25%	(a)	1.18%	1.11%	(g)	1.13%	1.25%	(a)
Net Investment Income (Loss) to Average
Net Assets	(0.54)%	(a)	0.29%	0.05%	(g)	0.23%	(0.64)%	(a)

Portfolio turnover rate	59.69%	(b)	135.58%	172.08%		95.22%	71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f)	For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(h) Unaudited.

See Notes to Financial Statements							(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2017	(h)	2017	2016		2015	2014	(f)

Net Asset Value, Beginning of Period	$13.38		$11.42	$12.72		$11.16	$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.11)		(0.06)	(0.11)		(0.11)	(0.10)
Net realized and unrealized gain (loss) on
investments	1.89		2.04	(1.18)		1.67	1.26

Total from Investment Operations	1.78		1.98	(1.29)		1.56	1.16

Less Distributions from:
Net investment income	-		(0.02)	(0.01)		-	-

Total from Investment Operations	-		(0.02)	(0.01)		-	-

Net Asset Value, End of Period	$15.16		$13.38	$11.42		$12.72	$11.16

Total Return (c)	13.30%	(b)	17.37%	(10.11)%		13.98%	11.60%	(b)

Net Assets, End of Period (in thousands)	$2,597		$2,423	$7,582		$6,840	$233

Ratios of:
Gross Expenses to Average Net Assets	2.53%	(a)	2.49%	2.51%		2.55%	2.25%	(a)
Net Expenses to Average Net Assets	2.25%	(a)	2.13%	2.11%	(g)	2.13%	2.25%	(a)
Net Investment Loss to Average
Net Assets	(1.52)%	(a)	(0.51)%	(0.96)%	(g)	(0.93)%	(1.69)%	(a)

Portfolio turnover rate	59.69%	(b)	135.58%	172.08%		95.22%	71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f)	For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(h) Unaudited.

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.21%
* First Trust Dow Jones Internet Index Fund		26,942	$2,933,984
iShares Global 100 ETF		32,045	2,966,406
iShares Global Industrials ETF		32,732	2,999,561
iShares India 50 ETF		79,199	2,832,948
iShares MSCI ACWI ETF		41,257	2,958,952
iShares MSCI Germany ETF		88,927	2,955,933
iShares MSCI Kokusai ETF		45,865	2,983,518
iShares U.S. Aerospace & Defense ETF		16,236	3,017,298
iShares U.S. Financial Services ETF		23,737	3,042,609
iShares U.S. Medical Devices ETF		16,715	2,970,590

Total Exchange-Traded Products (Cost $28,251,111)			29,661,799

SHORT-TERM INVESTMENT - 2.62%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.09%		799,005	799,005

Total Short-Term Investment (Cost $799,005)			799,005

Total Value of Investments (Cost $29,050,116) - 99.83%			$30,460,804

Other Assets Less Liabilities - 0.17%			51,129

Net Assets - 100.00%			$30,511,933

§ Represents 7 day effective yield
* Non income-producing investment

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	97.21%	$29,661,799
Short-Term Investment	2.62%	799,005
Other Assets Less Liabilities	0.17%	51,129
Total Net Assets	100.00%	$30,511,933

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2017

Assets:
Investments, at value (cost $29,050,116)	30,460,804
Receivables:
Fund shares sold	30,023
Dividends and interest	939
Due from Advisor	9,328
Prepaid expenses:
Registration and filing expenses	21,079
Fund accounting fees	2,701
Insurance fees	549

Total assets	30,525,423

Liabilities:
Payables:
Fund shares repurchased	72
Accrued expenses:
Professional fees	5,524
Transfer agent fees	2,518
Trustee fees and meeting expenses	1,289
Compliance fees	1,058
Other operating expenses	903
Shareholder fulfillment fees	688
Distribution and service fees - Class C Shares	618
Custody fees	563
Administration fees	206
Security pricing fees	51

Total liabilities	13,490

Net Assets	$30,511,933

Net Assets Consist of:
Paid in capital	$27,962,578
Accumulated net investment loss	(59,551)
Accumulated net realized gain on investments	1,198,218
Net unrealized appreciation on investments	1,410,688

Total Net Assets	$30,511,933

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$29,537,337
Net Asset Value, Offering Price and Redemption Price Per Share	16.58

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$974,596
Net Asset Value, Offering Price and Redemption Price Per Share (a)	16.05

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2017

Investment Income:
Dividends	$64,934

Total Investment Income	64,934

Expenses:
Advisory fees (note 2)	145,349
Fund accounting fees (note 2)	17,866
Transfer agent fees (note 2)	16,545
Registration and filing expenses	14,837
Administration fees (note 2)	13,315
Professional fees	12,698
Shareholder fulfillment fees	9,077
Compliance fees (note 2)	4,513
Distribution and service fees - Class C Shares (note 3)	4,375
Trustee fees and meeting expenses	4,011
Custody fees (note 2)	3,697
Other operating expenses	1,187
Security pricing fees	1,003
Insurance fees	1,003

Total Expenses	249,476

Fees waived by the Advisor (note 2)	(89,561)

Net Expenses	159,915

Net Investment Loss	(94,981)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	3,074,829
Net change in unrealized appreciation on investments	522,316

Net Realized and Unrealized Gain on Investments	3,597,145

Net Increase in Net Assets Resulting from Operations	$3,502,164

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2017	(a)	2017

Operations:
Net investment income (loss)			$(94,981)		$35,430
Net realized gain from investment transactions			3,074,829		2,409,934
Net change in unrealized appreciation on investments			522,316		312,798

Net Increase in Net Assets Resulting from Operations			3,502,164		2,758,162

Distributions to Shareholders:
Net investment income
Institutional Class Shares			-		(19,937)
Class C Shares			-		(5,533)

Decrease in Net Assets Resulting from Distributions			-		(25,470)

Beneficial Interest Transactions:
Shares sold			6,038,244		16,890,444
Reinvested dividends and distributions			-		25,283
Shares repurchased			(2,048,406)		(10,901,469)

Increase from Beneficial Interest Transactions			3,989,838		6,014,258

Net Increase in Net Assets			7,492,002		8,746,950

Net Assets:
Beginning of Period			23,019,931		14,272,981
End of Period			$30,511,933		$23,019,931

Accumulated Net Investment Income (Loss)			$(59,551)		$35,430
	Period Ended		Year Ended
Share Information:	November 30, 2017 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	380,342	$5,818,030	1,198,483		$16,661,021
Reinvested dividends and distributions	-	-	1,506		19,750
Shares repurchased	(119,571)	(1,827,127)	(365,570)		(4,733,933)
Net Increase in Shares of
Beneficial Interest	260,771	$3,990,903	834,419		$11,946,838

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	14,391	$220,214	17,754		$229,423
Reinvested dividends and distributions	-	-	431		5,533
Shares repurchased	(14,906)	(221,279)	(487,464)		(6,167,536)
Net Decrease in Shares of
Beneficial Interest	(515)	$(1,065)	(469,279)		$(5,932,580)

(a) Unaudited.

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Financial Highlights
		Institutional Class Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or period ended		2017	(f)	2017	2016		2015		2014

Net Asset Value, Beginning of Period		$14.56		$11.81	$13.13		$12.93		$11.19

Income (Loss) from Investment Operations
	Net investment income (loss) (g)	(0.04)		0.05	0.05		0.05		0.09
	Net realized and unrealized gain (loss)
	on investments	2.06		2.73	(1.22)		0.65		1.74

Total from Investment Operations		2.02		2.78	(1.17)		0.70		1.83

Less Distributions From:
	Net investment income	-		(0.03)	-		(0.06)		(0.09)
	Net realized gains	-		-	(0.15)		(0.44)		-

Total Distributions		-		(0.03)	(0.15)		(0.50)		(0.09)

Net Asset Value, End of Period		$16.58		$14.56	$11.81		$13.13		$12.93

Total Return (c)		13.95%	(b)	23.53%	(8.92)%		5.63%		16.36%

Net Assets, End of Period (in thousands)		$29,537		$22,149	$8,113		$41,049		$9,080

Ratios of:
Gross Expenses to Average Net Assets (d)		2.02%	(a)	2.56%	1.22%		1.25%		0.70%
Net Expenses to Average Net Assets (d)		1.35%	(a)	1.24%	0.91%	(i)	0.93%	(h)	0.70%
Net Investment Income (Loss) to Average
	Net Assets (e)	(0.49)%	(a)	0.39%	0.41%	(i)	0.41%	(h)	0.72%

Portfolio turnover rate		197.65%	(b)	439.72%	284.69%		50.59%		3.26%

(a)	Annualized.
(b)	Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Unaudited.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements									(Continued)

Cavalier Global Opportunities Fund

Financial Highlights
		Class C Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or period ended		2017	(f)	2017	2016		2015		2014

Net Asset Value, Beginning of Period		$14.22		$11.61	$13.04		$12.97		$11.28

Income (Loss) from Investment Operations
	Net investment loss (g)	(0.11)		(0.01)	(0.07)		(0.13)		(0.03)
	Net realized and unrealized gain (loss)
	on investments	1.94		2.65	(1.21)		0.70		1.80

Total from Investment Operations		1.83		2.64	(1.28)		0.57		1.77

Less Distributions From:
	Net investment income	-		(0.03)	-		(0.06)		(0.08)
	Net realized gains	-		-	(0.15)		(0.44)		-

Total Distributions		-		(0.03)	(0.15)		(0.50)		(0.08)

Net Asset Value, End of Period		$16.05		$14.22	$11.61		$13.04		$12.97

Total Return (c)		13.35%	(b)	22.73%	(9.84)%		4.64%		15.72%

Net Assets, End of Period (in thousands)		$975		$871	$6,160		$7,229		$178

Ratios of:
Gross Expenses to Average Net Assets (d)		3.05%	(a)	2.91%	2.22%		2.25%		1.70%
Net Expenses to Average Net Assets (d)		2.35%	(a)	2.14%	1.84%	(i)	1.93%	(h)	1.70%
Net Investment Income (Loss) to Average
	Net Assets (e)	(1.46)%	(a)	(0.09)%	(0.56)%	(i)	(1.00)%	(h)	(0.28)%

Portfolio turnover rate		197.65%	(b)	439.72%	284.69%		50.59%		3.26%

(a)	Annualized.
(b)	Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Unaudited.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 22.00%
InfraCap MLP ETF		44,100	$361,179
Lord Abbett High Yield Fund		129,032	998,710
* VelocityShares Daily Inverse VIX Short Term ETN		1,471	173,401

Total Exchange-Traded Products (Cost $1,630,590)			1,533,290

MUTUAL FUND - 77.12%
Vanguard High-Yield Corporate Fund		906,337	5,374,581

Total Mutual Fund (Cost $5,321,164)			5,374,581

Total Value of Investments (Cost $6,951,754) - 99.12%			$6,907,871

Other Assets Less Liabilities - 0.88%			61,600

Net Assets - 100.00%			$6,969,471

* Non income-producing investment

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	22.00%	$1,533,290
Mutual Fund	77.12%	5,374,581
Other Assets Less Liabilities	0.88%	61,600
Total Net Assets	100.00%	$6,969,471

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2017

Assets:
Investments, at value (cost $6,951,754)	$6,907,871
Receivables:
Fund shares sold	5,700
Dividends	25,463
Due from Advisor	28,849
Prepaid expenses:
Registration and filing expenses	21,096
Fund accounting fees	2,705
Other operating expenses	77

Total assets	6,991,761

Liabilities:
Due to custodian	4,344
Payables:
Fund shares repurchased	3,397
Accrued expenses:
Professional fees	5,524
Transfer agent fees	2,545
Distribution and service fees - Class C Shares	1,368
Trustee fees and meeting expenses	1,289
Insurance fees	1,275
Compliance fees	1,058
Custody fees	594
Shareholder fulfillment fees	578
Security pricing fees	280
Administration fees	38

Total liabilities	22,290

Net Assets	$6,969,471

Net Assets Consist of:
Paid in capital	$8,855,015
Accumulated net investment income	11
Accumulated net realized loss on investments	(1,841,672)
Net unrealized depreciation on investments	(43,883)

Total Net Assets	$6,969,471

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	515,985
Net Assets	$5,178,991
Net Asset Value, Offering Price and Redemption Price Per Share	$10.04

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	180,526
Net Assets	$1,790,480
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.92

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2017

Investment Income:
Dividends	$123,702

Total Investment Income	123,702

Expenses:
Advisory fees (note 2)	33,982
Fund accounting fees (note 2)	16,885
Transfer agent fees (note 2)	16,545
Registration and filing expenses	12,927
Professional fees	12,698
Administration fees (note 2)	12,033
Distribution and service fees - Class C Shares (note 3)	8,992
Shareholder fulfillment fees	5,403
Compliance fees	4,513
Trustee fees and meeting expenses	4,011
Insurance expenses	2,331
Custody fees (note 2)	2,187
Other operating expenses	1,187
Security pricing fees	802

Total Expenses	134,496

Fees waived and reimbursed by Advisor (note 2)	(81,304)

Net Expenses	53,192

Net Investment Income	70,510

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	79,909
Net change in unrealized depreciation on investments	(115,359)

Realized and Unrealized Loss on Investments	(35,450)

Net Increase in Net Assets Resulting from Operations	$35,060

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2017	(a)	2017

Operations:
Net investment income			$70,510		$170,240
Net realized gain from investment transactions			79,909		495,629
Net change in unrealized appreciation (depreciation) on investments			(115,359)		79,485

Net Increase in Net Assets Resulting from Operations			35,060		745,354

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(113,499)		(96,075)
Class C Shares			(33,916)		(19,235)

Decrease in Net Assets Resulting from Distributions			(147,415)		(115,310)

Beneficial Interest Transactions:
Shares sold			1,281,462		1,983,128
Reinvested dividends and distributions			145,503		113,557
Shares repurchased			(649,034)		(4,664,341)

Increase (Decrease) from Beneficial Interest Transactions			777,931		(2,567,656)

Net Increase (Decrease) in Net Assets			665,576		(1,937,612)

Net Assets:
Beginning of Period			6,303,895		8,241,507
End of Period			$6,969,471		$6,303,895

Accumulated Net Investment Income			$11		$76,916
	Period Ended		Year Ended
Share Information:	November 30, 2017 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	78,534	$800,022	137,718		$1,347,627
Reinvested dividends and distributions	10,990	111,587	9,415		94,322
Shares repurchased	(43,159)	(440,495)	(476,718)		(4,598,222)
Net Increase (Decrease) in Shares of
Beneficial Interest	46,365	$471,114	(329,585)		$(3,156,273)

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	47,823	$481,440	62,807		$635,501
Reinvested dividends and distributions	3,378	33,916	1,924		19,235
Shares repurchased	(20,831)	(208,539)	(6,685)		(66,119)
Net Increase in Shares of
Beneficial Interest	30,370	$306,817	58,046		$588,617

(a) Unaudited.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(f)	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$10.20		$9.25	$9.63		$10.74		$10.23

Income (Loss) from Investment Operations
Net investment income (g)	0.46		0.27	0.27		0.38		0.52
Net realized and unrealized gain (loss)
on investments	(0.39)		0.88	(0.41)		(0.93)		0.58

Total from Investment Operations	0.07		1.15	(0.14)		(0.55)		1.10

Less Distributions:
From net investment income	(0.23)		(0.20)	(0.20)		(0.34)		(0.55)
From net realized gains	-		-	(0.04)		(0.22)		(0.04)

Total Distributions	(0.23)		(0.20)	(0.24)		(0.56)		(0.59)

Net Asset Value, End of Period	$10.04		$10.20	$9.25		$9.63		$10.74

Total Return (c)	0.67%	(b)	12.45%	(1.40)%		(2.19)%		11.18%

Net Assets, End of Period (in thousands)	$5,179		$4,789	$7,392		$32,214		$16,552

Ratios of:
Gross Expenses to Average Net Assets (d)	3.63%	(a)	4.06%	2.00%		1.23%		0.70%
Net Expenses to Average Net Assets (d)	1.25%	(a)	1.40%	1.01%	(i)	0.90%	(h)	0.70%
Net Investment Income to Average Net Assets (e)	4.60%	(a)	2.77%	2.89%	(i)	5.40%	(h)	5.26%

Portfolio turnover rate	16.94%	(b)	184.78%	327.01%		64.51%		75.79%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements								(Continued)

Cavalier Hedged High Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(f)	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$10.09		$9.22	$9.67		$10.76		$10.17

Income (Loss) from Investment Operations
Net investment income (g)	0.37		0.19	0.01		0.49		0.47
Net realized and unrealized gain (loss)
on investments	(0.35)		0.86	(0.26)		(0.82)		0.61

Total from Investment Operations	0.02		1.05	(0.25)		(0.33)		1.08

Less Distributions:
From net investment income	(0.19)		(0.18)	(0.16)		(0.42)		(0.45)
From net realized gains	-		-	(0.04)		(0.34)		(0.04)

Total Distributions	(0.19)		(0.18)	(0.20)		(0.76)		(0.49)

Net Asset Value, End of Period	$9.92		$10.09	$9.22		$9.67		$10.76

Total Return (c)	0.17%	(b)	11.38%	(2.53)%		(3.01)%		11.00%

Net Assets, End of Period (in thousands)	$1,790		$1,515	$850		$576		$644

Ratios of:
Gross Expenses to Average Net Assets (d)	4.65%	(a)	5.48%	3.00%		2.23%		1.70%
Net Expenses to Average Net Assets (d)	2.25%	(a)	2.37%	2.21%	(i)	1.90%	(h)	1.70%
Net Investment Income to Average Net Assets (e)	3.61%	(a)	1.93%	0.08%	(i)	4.40%	(h)	4.26%

Portfolio turnover rate	16.94%	(b)	184.78%	327.01%		64.51%		75.79%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
	Shares	Value (Note 1)

COMMON STOCKS - 3.63%

Financials - 1.50%
Barclays PLC	8,384	$86,774
JPMorgan Chase & Co.	727	75,986
		162,760
Health Care - 1.24%
Johnson & Johnson	534	74,402
Merck & Co., Inc.	1,084	59,913
		134,315
Information Technology - 0.89%
Apple, Inc.	563	96,752

Total Common Stocks (Cost $334,049)		393,827

EXCHANGE-TRADED PRODUCTS - 99.07%
Consumer Discretionary Select Sector SPDR Fund	2,312	223,455
Energy Select Sector SPDR Fund	4,056	280,270
First Trust Financial AlphaDEX Fund	12,011	375,464
* First Trust Health Care AlphaDEX Fund	4,692	326,751
First Trust Industrials/Producer Durables AlphaDEX Fund	8,678	345,558
First Trust Large Cap Growth AlphaDEX Fund	8,820	539,378
First Trust Large Cap Value AlphaDEX Fund	9,173	494,395
First Trust Materials AlphaDEX Fund	8,054	340,040
First Trust Mid Cap Core AlphaDEX Fund	6,101	399,936
First Trust Small Cap Core AlphaDEX Fund	4,228	259,049
First Trust Technology AlphaDEX Fund	9,155	475,053
Health Care Select Sector SPDR Fund	2,124	177,312
Industrial Select Sector SPDR Fund	3,912	291,170
iShares Core S&P 500 ETF	3,361	897,017
iShares Core S&P Mid-Cap ETF	3,806	722,303
iShares Edge MSCI Min Vol USA ETF	16,753	886,066
iShares Russell 2000 Value ETF	4,198	536,420
iShares Transportation Average ETF	778	144,226
iShares US Aerospace & Defense ETF	390	72,478
SPDR Doubleline Total Return Tactical ETF	8,962	437,346
SPDR S&P Biotech ETF	802	66,718
SPDR S&P Oil & Gas Exploration & Production ETF	2,036	72,726
SPDR S&P Regional Banking ETF	4,281	253,992
Technology Select Sector SPDR Fund	5,873	374,932
Vanguard Consumer Staples ETF	1,253	180,595
Vanguard Financials ETF	5,311	368,477
Vanguard Information Technology ETF	914	150,819
Vanguard Mid-Cap Value ETF	2,629	289,532
Vanguard Small-Cap Value ETF	1,358	180,573
Vanguard Telecommunication Services ETF	752	68,921
* VelocityShares Daily Inverse VIX Short Term ETN	4,563	537,886

Total Exchange-Traded Products (Cost $9,747,832)		10,768,858
		(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

Total Value of Investments (Cost $10,081,881) - 102.70%			$11,162,685

Liabilities in Excess of Other Assets - (2.70)%			(292,982)

Net Assets - 100.00%			$10,869,703

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments by Sector

Sector	% of Net Assets	Value
Financials	1.50%	$162,760
Health Care	1.24%	134,315
Information Technology	0.89%	96,752
Exchange-Traded Products	99.07%	10,768,858
Liabilities in Excess of Other Assets	-2.70%	(292,982)
Total Net Assets	100.00%	$10,869,703

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2017

Assets:
Investments, at value (cost $10,081,881)	$11,162,685
Receivables:
Fund shares sold	77
Dividends	517
Due from Advisor	21,814
Prepaid expenses:
Registration and filing expenses	20,824
Fund accounting fees	2,705
Insurance fees	831

Total assets	11,209,453

Liabilities:
Due to custodian	324,429
Payables:
Fund shares repurchased	1,568
Accrued expenses:
Professional fees	5,524
Transfer agent fees	2,545
Trustee fees and meeting expenses	1,290
Shareholder fulfillment fees	1,069
Other operating expenses	904
Custody fees	717
Compliance fees	654
Security pricing fees	512
Distribution and service fees - Class C Shares	508
Administration fees	31

Total liabilities	339,751

Total Net Assets	$10,869,703

Net Assets Consist of:
Paid in capital	$9,577,861
Undistributed net investment income	2,485
Accumulated net realized gain on investments	208,553
Net unrealized appreciation on investments	1,080,804

Total Net Assets	$10,869,703

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	763,610
Net Assets	$10,199,544
Net Asset Value, Offering Price and Redemption Price Per Share	$13.36

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	52,209
Net Assets	$670,159
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.84

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2017

Investment Income:
Dividends	$71,963

Total Investment Income	71,963

Expenses:
Advisory fees (note 2)	51,582
Fund accounting fees (note 2)	17,061
Transfer agent fees (note 2)	16,545
Registration and filing expenses	13,694
Professional fees	12,698
Administration fees (note 2)	12,033
Compliance fees	9,526
Shareholder fulfillment fees	7,556
Trustee fees and meeting expenses	4,011
Distribution and service fees - Class C Shares (note 3)	3,368
Custody and banking fees (note 2)	3,165
Security pricing fees	2,507
Other operating expenses	1,187
Insurance fees	502

Total Expenses	155,435

Fees waived and reimbursed by Advisor (note 2)	(85,957)

Total Expenses	69,478

Net Investment Income	2,485

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	124,934
Net change in unrealized appreciation on investments	740,650

Net Realized and Unrealized Gain on Investments	865,584

Net Increase in Net Assets Resulting from Operations	$868,069

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2017	(a)	2017

Operations:
Net investment income (loss)			$2,485		$(11,886)
Net realized gain from:
Investment transactions			124,934		413,245
Capital gain distributions from underlying funds			-		548
Net change in unrealized appreciation on investments			740,650		262,674

Net Increase in Net Assets Resulting from Operations			868,069		664,581

Beneficial Interest Transactions:
Shares sold			1,170,420		8,009,560
Reinvested dividends and distributions			-		-
Shares repurchased			(989,910)		(3,153,741)

Increase (Decrease) from Beneficial Interest Transactions			180,510		4,855,819

Net Increase (Decrease) in Net Assets			1,048,579		5,520,400

Net Assets:
Beginning of Period			9,821,124		4,300,724
End of Period			$10,869,703		$9,821,124

Undistributed Net Investment Income			$2,485		$-

	Period Ended		Year Ended
Share Information:	November 30, 2017 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	89,081	$1,118,216	525,858		$6,220,433
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(71,851)	(912,572)	(135,746)		(1,552,902)
Net Increase in Shares of
Beneficial Interest	17,230	$205,644	390,112		$4,667,531

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	4,293	$52,204	160,311		$1,789,127
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(6,220)	(77,338)	(141,652)		(1,600,839)
Net Increase (Decrease) in Shares of
Beneficial Interest	(1,927)	$(25,134)	18,659		$188,288

(a) Unaudited.

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(e)	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$12.30		$11.00	$12.09		$12.09		$11.06

Income (Loss) from Investment Operations
Net investment income (loss) (f)	0.01		(0.01)	(0.00)		0.10		0.06
Net realized and unrealized gain (loss)
on investments	1.05		1.31	(0.71)		0.35		1.29

Total from Investment Operations	1.06		1.30	(0.71)		0.45		1.35

Less Distributions:
From net investment income	-		-	-		(0.11)		(0.11)
From net realized gains	-		-	(0.38)		(0.34)		(0.21)

Total Distributions	-		-	(0.38)		(0.45)		(0.32)

Net Asset Value, End of Period	$13.36		$12.30	$11.00		$12.09		$12.09

Total Return	8.62%	(b)	11.82%	(5.89)%		3.91%		12.37%

Net Assets, End of Period (in thousands)	$10,200		$9,178	$3,920		$11,650		$5,697

Ratios of:
Gross Expenses to Average Net Assets (c)	2.92%	(a)	4.87%	3.92%		2.12%		0.70%
Net Expenses to Average Net Assets (c)	1.25%	(a)	1.41%	1.20%	(h)	0.94%	(g)	0.70%
Net Investment Income (Loss) to Average
Net Assets (d)	0.11%	(a)	(0.09)%	(0.02)%	(h)	0.81%	(g)	0.56%

Portfolio turnover rate	39.09%	(b)	190.49%	173.62%		69.31%		26.97%

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Unaudited.
(f)	Calculated using the average shares method.
(g)	Includes reimbursement of acquired fund fees.
(h)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through  December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(i) Less than $0.01 per share.

See Notes to Financial Statements									(Continued)

Cavalier Multi Strategist Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(e)	2017	2016		2015		2014	(e)

Net Asset Value, Beginning of Period	$11.88		$10.73	$11.91		$12.04		$11.16

Income (Loss) from Investment Operations
Net investment income (loss) (f)	(0.06)		(0.12)	(0.12)		0.01		(0.05)
Net realized and unrealized gain (loss)
on investments	1.02		1.27	(0.68)		0.31		1.24

Total from Investment Operations	0.96		1.15	(0.80)		0.32		1.19

Less Distributions:
From net investment income	-		-	-		(0.11)		(0.10)
From net realized gains	-		-	(0.38)		(0.34)		(0.21)

Total Distributions	-		-	(0.38)		(0.45)		(0.31)

Net Asset Value, End of Period	$12.84		$11.88	$10.73		$11.91		$12.04

Total Return	8.08%	(b)	10.72%	(6.75)%		2.82%		10.84%

Net Assets, End of Period (in thousands)	$670		$643	$381		$264		$122

Ratios of:
Gross Expenses to Average Net Assets (c)	3.92%	(a)	5.85%	5.25%		3.12%		1.70%
Net Expenses to Average Net Assets (c)	2.25%	(a)	2.44%	2.27%	(h)	1.94%	(g)	1.70%
Net Investment Income (Loss) to Average
Net Assets (d)	(0.90)%	(a)	(1.06)%	(1.05)%	(h)	0.04%	(g)	(0.43)%

Portfolio turnover rate	39.09%	(b)	190.49%	173.62%		69.31%		26.97%

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Unaudited.
(f) Calculated using the average shares method.
(g) Includes reimbursement of acquired fund fees.
(h)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 throughDecember 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 95.84%
Consumer Discretionary Select Sector SPDR Fund		109,821	$10,614,200
Energy Select Sector SPDR Fund		13,181	910,807
Financial Select Sector SPDR Fund		401,235	11,041,987
Health Care Select Sector SPDR Fund		150,927	12,599,386
Industrial Select Sector SPDR Fund		150,803	11,224,267
John Hancock Multi-Factor Consumer Discretionary ETF		67,985	2,036,831
John Hancock Multifactor Energy ETF		414,731	11,658,089
John Hancock Multi-Factor Financials ETF		49,693	1,813,298
John Hancock Multifactor Industrials ETF		46,869	1,634,791
John Hancock Multifactor Materials ETF		43,404	1,490,059
John Hancock Multi-Factor Technology ETF		5,932	244,576
John Hancock Multifactor Utilities ETF		60,637	1,793,036
Materials Select Sector SPDR Fund		184,852	11,009,785
Real Estate Select Sector SPDR Fund		366,153	12,247,818
Technology Select Sector SPDR Fund		187,968	11,999,877
Utilities Select Sector SPDR Fund		188,832	10,687,891

Total Exchange-Traded Products (Cost $97,163,846)			113,006,698

SHORT-TERM INVESTMENT - 4.03%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.09%		4,748,296	4,748,296

Total Short-Term Investment (Cost $4,748,296)			4,748,296

Total Value of Investments (Cost $101,912,142) - 99.87%			$117,754,994

Other Assets Less Liabilities - 0.13%			155,841

Net Assets - 100.00%			$117,910,835

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	95.84%	$113,006,698
Short-Term Investment	4.03%	4,748,296
Other Assets Less Liabilities	0.13%	155,841
Total Net Assets	100.00%	$117,910,835

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2017

Assets:
Investments, at value (cost $101,912,142)	$117,754,994
Receivables:
Fund shares sold	185,710
Dividends	6,547
Prepaid expenses:
Registration and filing expenses	30,886
Shareholder fulfillment fees	4,875
Fund accounting fees	3,687
Insurance fees	1,665
Security pricing fees	216

Total assets	117,988,580

Liabilities:
Payables:
Fund shares repurchased	7,393
Accrued expenses:
Advisory fees	57,237
Professional fees	5,511
Transfer agent fees	1,722
Distribution and service fees - Class C Shares	1,510
Trustee fees and meeting expenses	1,290
Compliance fees	1,058
Administration fees	1,003
Other operating expenses	903
Custody fees	118

Total liabilities	77,745

Total Net Assets	$117,910,835

Net Assets Consist of:
Paid in capital	$101,354,766
Undistributed net investment income	736,381
Accumulated net realized loss on investments	(23,164)
Net unrealized appreciation on investments	15,842,852

Total Net Assets	$117,910,835

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	8,350,470
Net Assets	$115,679,541
Net Asset Value, Offering Price and Redemption Price Per Share	$13.85

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	167,561
Net Assets	$2,231,294
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.32

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations

For the fiscal period ended November 30, 2017

Investment Income:
Dividends	$942,406

Total Investment Income	942,406

Expenses:
Advisory fees (note 2)	498,367
Administration fees (note 2)	49,837
Shareholder fulfillment fees	11,071
Distribution and service fees - Class C Shares (note 3)	10,591
Fund accounting fees (note 2)	21,529
Professional fees	12,686
Registration and filing expenses	11,426
Transfer agent fees (note 2)	16,545
Custody and banking fees (note 2)	9,569
Trustee fees and meeting expenses	4,011
Compliance fees (note 2)	4,513
Insurance fees	3,109
Other operating expenses	1,187
Security pricing fees	1,003

Total Expenses	655,444

Advisory fees waived (note 2)	(21,219)

Net Expenses	634,226

Net Investment Income	308,180

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(207,576)
Net change in unrealized appreciation on investments	8,232,242

Net Realized and Unrealized Gain on Investments	8,024,666

Net Increase in Net Assets Resulting from Operations	$8,332,846

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2017	(a)	2017

Operations:
Net investment income			$308,180		$510,453
Net realized income (loss) from investment transactions			(207,576)		3,641,419
Net change in unrealized appreciation on investments			8,232,242		6,479,161

Net Increase in Net Assets Resulting from Operations			8,332,846		10,631,033

Beneficial Interest Transactions:
Shares sold			27,408,656		38,987,429
Reinvested dividends and distributions			-		-
Shares repurchased			(10,643,112)		(46,495,374)

Increase (Decrease) from Beneficial Interest Transactions			16,765,544		(7,507,945)

Net Increase in Net Assets			25,098,390		3,123,088

Net Assets:
Beginning of Period			92,812,445		89,689,357
End of Period			$117,910,835		$92,812,445

Undistributed Net Investment Income			$736,381	$	$ 428,202
	Period Ended		Year Ended
Share Information:	November 30, 2017 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	2,123,604	$27,088,766	3,059,108		$36,852,585
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(728,145)	(9,440,288)	(3,295,426)		(38,933,674)
Net Increase (Decrease) in Shares of
Beneficial Interest	1,395,459	$17,648,478	(236,318)		$(2,081,089)
Class C Shares	Shares	Amount	Shares		Amount
Shares sold	25,061	$319,890	80,062		$940,628
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(25,423)	(322,550)	(624,035)		(7,143,982)
Net Decrease in Shares of
Beneficial Interest	(362)	$(2,660)	(543,973)		$(6,203,354)
Class P Shares (b)	Shares	Amount	Shares		Amount
Shares sold	-	$-	117,230		$1,194,216
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(77,232)	(880,274)	(39,998)		(417,718)
Net Increase (Decrease) in Shares of
Beneficial Interest	(77,232)	$(880,274)	77,232		$776,498

(a) Unaudited.
(b)	The Class P Shares liquidated as of August 7, 2017.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(f)	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$12.78		$11.26	$12.23		$11.74		$10.67

Income (Loss) from Investment Operations
Net investment income (loss) (g)	0.04		0.08	(0.00)	(j)	0.04		0.04
Net realized and unrealized gain (loss)
on investments	1.03		1.44	(0.66)		1.02		1.60

Total from Investment Operations	1.07		1.52	(0.66)		1.06		1.64

Less Distributions:
From net investment income	-		-	-		(0.06)		(0.04)
From net realized gains	-		-	(0.31)		(0.51)		(0.53)

Total Distributions	-		-	(0.31)		(0.57)		(0.57)

Net Asset Value, End of Period	$13.85		$12.78	$11.26		$12.23		$11.74

Total Return (c)	8.37%	(b)	13.50%	(5.41)%		9.29%		15.71%

Net Assets, End of Period (in thousands)	$115,680		$89,872	$81,866		$92,098		$30,116

Ratios of:
Gross Expenses to Average Net Assets (d)	1.30%	(a)	1.41%	1.42%		1.41%		1.25%
Net Expenses to Average Net Assets (d)	1.25%	(a)	1.40%	1.26%	(i)	1.20%	(h)	1.25%
Net Investment Income (Loss) to Average
Net Assets (e)	0.66%	(a)	0.64%	(0.03)%	(i)	0.36%	(h)	0.36%

Portfolio turnover rate	2.65%	(b)	166.56%	633.50%		323.99%		394.35%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)								Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Less than $0.01 per share.

See Notes to Financial Statements								(Continued)

Cavalier Tactical Rotation Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(f)	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$12.36		$10.99	$12.06		$11.69		$10.65

Income (Loss) from Investment Operations
Net investment loss (g)	(0.02)		(0.02)	(0.11)		(0.11)		(0.09)
Net realized and unrealized gain (loss)
on investments	0.98		1.39	(0.65)		1.04		1.69

Total from Investment Operations	0.96		1.37	(0.76)		0.93		1.60

Less Distributions:
From net investment income	-		-	-		(0.05)		(0.03)
From net realized gains	-		-	(0.31)		(0.51)		(0.53)

Total Distributions	-		-	(0.31)		(0.56)		(0.56)

Net Asset Value, End of Period	$13.32		$12.36	$10.99		$12.06		$11.69

Total Return (c)	7.85%	(b)	12.47%	(6.33)%		8.24%		15.37%

Net Assets, End of Period (in thousands)	$2,231		$2,076	$7,823.29		$9,955		$558

Ratios of:
Gross Expenses to Average Net Assets (d)	2.30%	(a)	2.41%	2.41%		2.41%		2.25%
Net Expenses to Average Net Assets (d)	2.25%	(a)	2.40%	2.25%	(i)	2.20%	(h)	2.25%
Net Investment Loss to Average
Net Assets (e)	(0.31)%	(a)	(0.14)%	(0.99)%	(i)	(0.95)%	(h)	(0.78)%

Portfolio turnover rate	2.65%	(b)	166.56%	633.50%		323.99%		394.35%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

1.    Organization and Significant Accounting Policies

The Cavalier Funds ("Funds") are a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Funds seek to achieve each Fund's investment objective by principally investing in no-load, institutional, and exchange-traded products registered under the Investment Company Act of 1940 ("Underlying Funds"), common stocks, preferred stocks, and fixed income securities.  Although most Funds principally invest in Underlying Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Underlying Funds with sales-related expenses, and/or service fees in excess of 0.25%.
Each Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares, Class C Shares (formerly known as the "Advisor Class" Shares), and Class P Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.
As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares, but there have been no other changes to this class of shares.  The Class C Shares are subject to distribution plan fees as described in Note 3.  Each Fund's Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the purchase date.  This amount is paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  Class C Shares held longer than seven years will automatically convert into Institutional Class Shares.
As of August 7, 2017, the Cavalier Tactical Rotation Fund, the only Fund with active Class P Shares, liquidated its Class P Shares.
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Class C Shares	Class P Shares
Cavalier Adaptive Income Fund	October 2, 2009	February 25, 2011	-
(formerly known as "Cavalier Stable Income Fund")
Cavalier Dynamic Growth Fund	October 2, 2009	February 18, 2011	-
Cavalier Fundamental Growth Fund	October 17, 2013	November 4, 2013	-
Cavalier Global Opportunities Fund	September 20, 2012	September 26, 2012	-
Cavalier Hedged High Income Fund	September 20, 2012	September 26, 2012	-
Cavalier Multi Strategist Fund	September 20, 2012	September 26, 2012	-
Cavalier Tactical Rotation Fund	September 20, 2012	September 26, 2012	July 1, 2016

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

Investment Valuation
Each Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund's net asset value calculation) or which cannot be accurately valued using each Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using each Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Underlying Funds
Open-End Funds - Each Fund may invest in portfolios of open-end investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Closed-End Funds - Each Fund may invest in portfolios of closed-end portfolios.  Closed-end funds are valued a discount or premium to their net asset value based on supply and demand of investors in the market and the risk and return profile of the closed-end portfolio.

Limited Partnerships - Each Fund may also invest in limited partnerships.  Limited partnerships are valued at their net asset value as reported by the entity.  In determining the fair value level, the Trust considers the information available on each limited partnership, including, but not limited to, market pricing, selling restrictions, nature of the portfolios of the underlying investment vehicles, and their ability to liquidate their portfolio investments.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2017 for each Fund's investments measured at fair value:

Cavalier Adaptive Income Fund
Assets	Total	Level 1		Level 2		Level 3
Mortgage-Backed Securities	$6,324,590	$6,324,590	$	- -	$	- -
Preferred Stock	500,000	500,000		- -		- -
Short-Term Investment	309,751	309,751		-		-
Total	$7,134,341	$7,134,341	$	- -	$	- -

Cavalier Dynamic Growth Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$13,194,068	$13,194,068	$	- -	$	- -
Call Options Purchased	49,229	-		49,229		-
Put Options Purchased	128,727	-		128,727		-
Exchange-Traded Products	7,345,172	7,345,172		-		-
Limited Partnership	399,228	399,228		-		-
Short-Term Investment	1,009,689	1,009,689		-		-
Total Assets	$22,126,113	$21,948,157		$177,956	$	- -

Liabilities
Call Options Written	$475,219	$-		$475,219	$	- -
Total Liabilities	$475,219	$-		$475,219	$	- -

Cavalier Fundamental Growth Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$81,172,327	$81,172,327	$	- -	$	- -
Limited Partnerships	1,538,815	1,538,815		-		-
Short-Term Investment	1,987,549	1,987,549		- -		- -
Total	$84,698,691	$84,698,691		$-	$	- -

Cavalier Global Opportunities Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange-Traded Products	$29,661,799	$29,661,799	$	- -	$	- -
Short-Term Investment	799,005	799,005		- -		- -
Total	$30,460,804	$30,460,804	$	- -	$	- -

Cavalier Hedged High Income Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange-Traded Products	$1,533,290	$1,533,290	$	- -	$	- -
Mutual Fund	5,374,581	5,374,581		-		-
Total	$6,907,871	$6,907,871	$	- -	$	- -

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

Cavalier Multi Strategist Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$393,827	$393,827	$	- -	$	- -
Exchange-Traded Products	10,768,858	10,768,858		- -		- -
Total	$11,162,685	$11,162,685	$	- -	$	- -

Cavalier Tactical Rotation Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange-Traded Products	$113,006,698	$113,006,698	$	- -	$	- -
Short-Term Investment	4,748,296	4,748,296		- -		- -
Total	$117,754,994	$117,754,994	$	- -	$	- -

*Refer to the Schedules of Investments for a breakdown by sector.
The Funds had no significant transfers into or out of Level 1, 2, or 3 during the period ended November 30, 2017.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Purchased Options
When one of the Funds purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.  As of the fiscal period ended November 30, 2017, the Cavalier Dynamic Growth Fund is the only fund that purchased options during the period.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

Option Writing
When one of the Funds writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.  As of the fiscal period ended November 30, 2017, the Cavalier Dynamic Growth Fund is the only Fund that held options written during the period.

A summary of option contracts written by the Cavalier Dynamic Growth Fund during the fiscal period ended November 30, 2017 were as follows:

		Call Options
Option Contracts Written	Number of Contracts		Premiums Received
Options Outstanding, Beginning of Period	707		$ 89,859
Options written	7,163		966,122
Options closed	(5,476)		(632,153)
Options Outstanding, End of Period	2,394		$ 423,828

Derivative Financial Instruments
The Cavalier Dynamic Growth Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Loss on Investments on the Statement of Operations.

The derivative instruments outstanding as of November 30, 2017 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below serve as indicators of the volume of derivative activity for the Cavalier Dynamic Growth Fund.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of November 30, 2017 for the Cavalier Dynamic Growth Fund:

Derivative Type	Location	Value
Equity Contracts – purchased options	Assets-Investments, at value	$ 177,956
Equity Contracts – written options	Liabilities-Options written, at value	$ 297,262

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended November 30, 2017 for the Cavalier Dynamic Growth Fund:

Derivative Type	Location	Gains/Losses
Equity Contracts – purchased options	Net realized loss from investment transactions	$ (619,676)
Equity Contracts – written options	Net realized gain from options written	$ 287,859

Equity Contracts – purchased options	Net change in unrealized depreciation on investments	$ (135,714)
Equity Contracts – written options	Net change in unrealized depreciation on options written	$ (388,849)

The following table presents the Fund's liabilities available for offset under a master netting arrangement of collateral pledged as of November 30, 2017 for the Cavalier Dynamic Growth Fund:

Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Description of Assets:
Options Written	$475,219	$475,219	$ -	$ -
Total	$475,219	$475,219	$ -	$ -

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

2.	Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments, LLC (the "Advisor") based upon the average daily net assets and calculated at an annual rate.  See the table below for the advisory fee rates and amounts paid to the Advisor for each Fund during fiscal period ended November 30, 2017:

Fund	Advisory Fee Rate	Amount Incurred	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Cavalier Adaptive Income Fund	1.00%	$ 34,834	$ 34,834	$ 45,083
Cavalier Dynamic Growth Fund	1.00%	63,941	63,941	18,810
Cavalier Fundamental Growth Fund	1.00%	361,770	48,778	-
Cavalier Global Opportunities Fund	1.10%	145,349	89,561	-
Cavalier Hedged High Income Fund	1.00%	33,982	33,982	47,322
Cavalier Multi Strategist Fund	1.00%	51,582	51,582	34,375
Cavalier Tactical Rotation Fund	1.00%	498,367	21,219	-

The Advisor has engaged sub-advisors to provide day to day portfolio management for the Funds.  Each sub-advisor is paid directly by the Advisor.  The Advisor has engaged sub-advisors for the following Funds:

Fund	Sub-Advisors
Cavalier Dynamic Growth Fund	Stratifi, LLC	Validus Growth Investors, LLC	-
Cavalier Fundamental Growth Fund	-	Navellier & Associates, Inc.	-
Cavalier Global Opportunities Fund	-	Beaumont Capital Management, LLC	-
Cavalier Hedged High Income Fund	-	Carden Capital, LLC	-
Cavalier Multi Strategist Fund	Carden Capital, LLC	Bluestone Capital Management, LLC	Julex Capital, LLC
Cavalier Tactical Rotation Fund	-	Beaumont Capital Management, LLC	-

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

Expense Limitation
The Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds' business, and amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than the following percentages of the average daily net assets of the Institutional Class Shares and Class C Shares of the Funds:

Fund	Expense Limitation
Cavalier Adaptive Income Fund	1.25%
Cavalier Dynamic Growth Fund	1.25%
Cavalier Fundamental Growth Fund	1.25%
Cavalier Global Opportunities Fund	1.35%
Cavalier Hedged High Income Fund	1.25%
Cavalier Multi Strategist Fund	1.25%
Cavalier Tactical Rotation Fund	1.25%

Administrator
Each Fund pays a monthly fee to the Administrator, The Nottingham Company, based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $100 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent's fee arrangements with the Funds.

Distributor
Capital Investment Group, Inc. serves as the Funds' principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds' fee arrangements with the Distributor.

Certain officers of the Trust are also officers of the Administrator.

3.	Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended will receive $2,000 each year from each Fund.  The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

4.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class C Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or servicing of Class C shareholder accounts.

See the table below for the Distribution and Service Fees of the Class C Shares for each Fund during the fiscal period ended November 30, 2017:

Fund	Amount Incurred
Cavalier Adaptive Income Fund	$ 11,511
Cavalier Dynamic Growth Fund	4,733
Cavalier Fundamental Growth Fund	12,109
Cavalier Global Opportunities Fund	4,375
Cavalier Hedged High Income Fund	8,992
Cavalier Multi Strategist Fund	3,368
Cavalier Tactical Rotation Fund	10,591

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

5.	Purchases and Sales of Investment Securities

For the fiscal period ended November 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Cavalier Adaptive Income Fund	$ 8,495,834	$ 5,498,490
Cavalier Dynamic Growth Fund	15,691,217	2,718,623
Cavalier Fundamental Growth Fund	51,612,223	42,326,053
Cavalier Global Opportunities Fund	74,795,955	48,201,816
Cavalier Hedged High Income Fund	1,988,958	1,102,734
Cavalier Multi Strategist Fund	5,293,310	3,722,621
Cavalier Tactical Rotation Fund	26,875,896	2,548,474

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal period ended November 30, 2017.

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2017, open taxable years consisted of the taxable years ended May 31, 2015 through May 31, 2017, and as of and during the period ended November 30, 2017.  No examination of tax returns is currently in progress for any of the Funds.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

Distributions during the fiscal years and periods ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year or period ended	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cavalier Adaptive Income Fund	11/30/2017	$ 151,022	$ -	$ -
	05/31/2017	239,134	-	-
Cavalier Dynamic Growth Fund	11/30/2017	-	-	-
	05/31/2017	-	574,583	-
Cavalier Fundamental Growth Fund	11/30/2017	-	-	-
	05/31/2017	80,323	-	-
Cavalier Global Opportunities Fund	11/30/2017	-	-	-
	05/31/2017	25,470	-	-
Cavalier Hedged High Income Fund	11/30/2017	147,415	-	-
	05/31/2017	115,310	-	-

At November 30, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

	Cavalier Adaptive Income Fund	Cavalier Dynamic Growth Fund	Cavalier Fundamental Growth Fund
Cost of Investments	$7,182,737	$20,766,350	$68,914,558

Gross Unrealized Appreciation	50,808	1,905,416	17,278,064
Gross Unrealized Depreciation	(99,204)	(597,044)	(1,493,931)
Net Unrealized Appreciation (Depreciation)	(48,396)	1,308,372	15,784,133

	Cavalier Global Opportunities Fund	Cavalier Hedged High Income Fund	Cavalier Multi Strategist Fund	Cavalier Tactical Rotation Fund
Cost of Investments	$29,050,116	$6,951,754	$10,081,882	$101,912,142

Gross Unrealized Appreciation	1,410,688	53,713	1,095,335	15,842,852
Gross Unrealized Depreciation	(-)	(97,596)	(14,531)	(-)
Net Unrealized Appreciation (Depreciation)	1,410,688	(43,883)	1,080,804	15,842,852

7.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

8.  Underlying Investment in Other Investment Company

The Cavalier Hedged High Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Vanguard High-Yield Corporate Fund (the "Vanguard Fund").  The Vanguard Fund is a registered open-end management investment company organized as a Delaware statutory trust. The Cavalier Hedged High Income Fund may redeem its investments from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Cavalier Hedged High Income Fund and the Fund's shareholders to do so.  The financial statements for the Vanguard Fund can be found at www.sec.gov. The performance of the Cavalier Hedged High Income Fund may be directly affected by the performance of the Vanguard Fund.  As of November 30, 2017, the percentage of net assets invested in the Vanguard Fund by the Cavalier Hedged High Income Fund was 77.12%.

9.   Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2017

Distributions
Per share distributions during the subsequent period were as follows:

Fund	Class	Record Date	Pay Date	Ordinary Income	Long-Term Capital Gains
Cavalier Adaptive Income Fund	Institutional	12/14/2017	12/15/2017	$0.066450	$-
	Class C	12/14/2017	12/15/2017	0.066450	-
	Institutional	12/14/2017	7/27/2017	0.036743	-
	Class C	12/14/2017	7/27/2017	0.027408	-

Cavalier Dynamic Growth Fund	Institutional	12/14/2017	12/15/2017	0.439070	0.065490
	Class C	12/14/2017	12/15/2017	0.439070	0.065490
Cavalier Fundamental Growth Fund	Institutional	12/14/2017	12/15/2017	-	0.615270
	Class C	12/14/2017	12/15/2017	-	0.615270
	Institutional	12/14/2017	12/15/2017	0.031006	-
Cavalier Hedged High Income Fund	Class C	12/14/2017	12/15/2017	0.021756	-
	Institutional	12/28/2017	12/29/2017	0.002157	-
	Class C	12/28/2017	12/29/2017	-	-
Cavalier Global Opportunities Fund	Institutional Class C	12/14/2017 12/14/2017	12/15/2017 12/15/2017	0.018832 0.018832	- -
Cavalier Multi Strategist Fund	Institutional	12/14/2017	12/15/2017	0.207730	-
	Class C	12/14/2017	12/15/2017	0.207730	-
Cavalier Tactical Rotation Fund	Institutional	12/14/2017	12/15/2017	0.077990	-
	Class C	12/14/2017	12/15/2017	0.077990	-

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Cavalier Funds

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal period.

Each of the funds listed below had the following distribution information for the fiscal period ended November 30, 2017.

	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cavalier Adaptive Income Fund	$ 151,022	$ -	$ -
Cavalier Dynamic Growth Fund	-	-	-
Cavalier Fundamental Growth Fund	-	-	-
Cavalier Global Opportunities Fund	-	-	-
Cavalier Hedged High Income Fund	-	-	-
Cavalier Multi Strategist Fund	-	-	-
Cavalier Tactical Rotation Fund	-	-	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Cavalier Adaptive Income Fund	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,001.40	$6.27	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$ 996.50	$11.26	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

Cavalier Dynamic Growth Fund	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,037.20	$6.38	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,032.50	$11.46	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

Cavalier Fundamental Growth Fund	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,139.50	$6.70	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,133.00	$12.03	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Cavalier Global Opportunities Fund	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,139.50	$7.24	1.35%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C Shares
Actual	$1,000.00	$1,133.50	$12.57	2.35%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.29	$11.86	2.35%

Cavalier Hedged High Income Fund	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,006.70	$6.29	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,001.70	$11.29	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

Cavalier Multi Strategist Fund	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,086.20	$6.54	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,080.80	$11.74	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

Cavalier Tactical Rotation Fund	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,083.70	$6.53	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,078.50	$11.72	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

*Expenses are equal to the average account value over the period multiplied by each Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

The Cavalier Funds
are each a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69	Suite 100
Rocky Mount, North Carolina  27802-0069                                       Alpharetta, Georgia 30005

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:
ncfunds.com                                  ncfunds.com

Item 2.   CODE OF ETHICS.
Not applicable.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.   SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.   CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: February 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: February 12, 2018

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds
Date: February 12, 2018